Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 3,545	$ 1,746	$ 13,842	$ 7,682	$ (6,648)
Other comprehensive income (loss):
Foreign currency translation adjustments	277	428	(3,837)	(2,363)	(124)
Comprehensive income (loss)	$ 3,822	$ 2,174	$ 10,005	$ 5,319	$ (6,772)